UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-1685

Name of Registrant:     VANGUARD MORGAN GROWTH FUND

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30th

Date of reporting period: December 31, 2011

Item 1: Schedule of Investments

Vanguard Morgan Growth Fund

Schedule of Investments
As of December 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (97.8%)[1]
Consumer Discretionary (16.8%)
	Starbucks Corp.	2,765,233	127,228
*	Amazon.com Inc.	493,948	85,502
	Coach Inc.	1,139,251	69,540
	Ralph Lauren Corp. Class A	441,713	60,992
	Omnicom Group Inc.	1,149,195	51,231
*	LKQ Corp.	1,628,251	48,978
	NIKE Inc. Class B	496,172	47,816
	McDonald's Corp.	470,393	47,195
*	Apollo Group Inc. Class A	869,254	46,827
	TJX Cos. Inc.	667,442	43,083
*	Bed Bath & Beyond Inc.	710,617	41,195
	Ross Stores Inc.	843,437	40,089
	News Corp. Class A	2,146,862	38,300
*,^ ITT Educational Services Inc.		664,446	37,800
*	priceline.com Inc.	70,397	32,925
*	DIRECTV Class A	768,215	32,849
*	O'Reilly Automotive Inc.	356,000	28,462
	Tractor Supply Co.	337,585	23,682
*	Lululemon Athletica Inc.	507,206	23,666
*	CarMax Inc.	747,025	22,769
	PetSmart Inc.	421,447	21,616
	Bayerische Motoren Werke AG ADR	914,864	20,283
*	BorgWarner Inc.	307,503	19,600
	Buckle Inc.	426,320	17,424
	Nordstrom Inc.	346,970	17,248
	Gentex Corp.	576,265	17,052
*	Discovery Communications Inc.	432,415	16,302
*	Dollar Tree Inc.	195,350	16,236
*	Sirius XM Radio Inc.	8,095,821	14,734
	LVMH Moet Hennessy Louis Vuitton SA ADR	518,827	14,602
*	Deckers Outdoor Corp.	187,605	14,177
	Lowe's Cos. Inc.	548,340	13,917
	Starwood Hotels & Resorts Worldwide Inc.	280,400	13,451
	Williams-Sonoma Inc.	304,635	11,728
	Tim Hortons Inc.	234,335	11,347
	Harley-Davidson Inc.	289,800	11,265
	DeVry Inc.	277,625	10,677
*	Urban Outfitters Inc.	375,400	10,346
*	Discovery Communications Inc. Class A	251,200	10,292
*,^ Tesla Motors Inc.		324,793	9,276
	Viacom Inc. Class B	199,300	9,050
	Time Warner Cable Inc.	135,100	8,588
	CBS Corp. Class B	316,100	8,579
	Harman International Industries Inc.	212,250	8,074
	Dick's Sporting Goods Inc.	212,900	7,852
*	AutoZone Inc.	20,800	6,759
	Limited Brands Inc.	165,800	6,690
	Advance Auto Parts Inc.	94,800	6,601
	Wynn Resorts Ltd.	56,500	6,243

	Tiffany & Co.	90,800	6,016
	Target Corp.	109,700	5,619
	Comcast Corp. Class A	233,100	5,527
	DISH Network Corp. Class A	190,300	5,420
	Chico's FAS Inc.	475,245	5,294
	Weight Watchers International Inc.	89,100	4,901
	Service Corp. International	447,920	4,770
*	Tenneco Inc.	152,458	4,540
*	Goodyear Tire & Rubber Co.	247,200	3,503
	Home Depot Inc.	55,100	2,316
*	Tempur-Pedic International Inc.	28,500	1,497
*	Ford Motor Co.	133,800	1,440
	VF Corp.	9,600	1,219
			1,362,200
Consumer Staples (5.3%)
	Philip Morris International Inc.	1,096,227	86,032
	Coca-Cola Co.	867,429	60,694
	Costco Wholesale Corp.	721,772	60,138
	Whole Foods Market Inc.	733,592	51,043
	Mead Johnson Nutrition Co.	561,083	38,563
	Estee Lauder Cos. Inc. Class A	336,149	37,756
	Herbalife Ltd.	354,710	18,328
*	Hansen Natural Corp.	150,938	13,907
	Wal-Mart Stores Inc.	226,900	13,560
	PepsiCo Inc.	174,100	11,552
	Kroger Co.	327,500	7,932
*	Green Mountain Coffee Roasters Inc.	163,100	7,315
	Hershey Co.	115,000	7,105
	Dr Pepper Snapple Group Inc.	137,100	5,413
	Coca-Cola Enterprises Inc.	198,700	5,122
	Colgate-Palmolive Co.	40,300	3,723
	Kimberly-Clark Corp.	50,000	3,678
	Hormel Foods Corp.	94,800	2,777
			434,638
Energy (9.3%)
	Exxon Mobil Corp.	1,529,326	129,626
	Occidental Petroleum Corp.	719,598	67,426
*	Concho Resources Inc.	500,459	46,918
	Core Laboratories NV	379,623	43,258
*	Cameron International Corp.	843,874	41,510
	Diamond Offshore Drilling Inc.	727,897	40,224
	Oceaneering International Inc.	780,902	36,023
	Valero Energy Corp.	1,661,467	34,974
	Schlumberger Ltd.	505,952	34,562
	Anadarko Petroleum Corp.	353,471	26,980
	National Oilwell Varco Inc.	396,033	26,926
*	Superior Energy Services Inc.	726,390	20,658
*	McDermott International Inc.	1,770,270	20,376
	Canadian Natural Resources Ltd.	535,953	20,029
	Noble Energy Inc.	208,746	19,704
	EOG Resources Inc.	172,542	16,997
*	Continental Resources Inc.	238,800	15,930
	Cabot Oil & Gas Corp.	171,600	13,024
*	SandRidge Energy Inc.	1,480,760	12,083
*,^ InterOil Corp.		223,100	11,407
	Ensco plc ADR	205,063	9,622

	Baker Hughes Inc.	195,581	9,513
*	Complete Production Services Inc.	269,769	9,053
	Williams Cos. Inc.	266,100	8,787
*	Weatherford International Ltd.	556,960	8,154
	Helmerich & Payne Inc.	115,200	6,723
	EQT Corp.	110,100	6,032
*	Southwestern Energy Co.	178,780	5,710
*	Tesoro Corp.	212,200	4,957
	HollyFrontier Corp.	204,300	4,781
*	Kodiak Oil & Gas Corp.	451,280	4,287
	Marathon Petroleum Corp.	104,500	3,479
	Halliburton Co.	6,000	207
			759,940
Exchange-Traded Fund (0.8%)
^,2 Vanguard Growth ETF		1,044,900	64,533

Financials (2.6%)
	American Express Co.	1,725,576	81,395
	T Rowe Price Group Inc.	372,990	21,242
	Raymond James Financial Inc.	629,200	19,480
*	Affiliated Managers Group Inc.	168,250	16,144
	Goldman Sachs Group Inc.	121,066	10,948
	Simon Property Group Inc.	66,400	8,562
	Jefferies Group Inc.	478,691	6,582
	Moody's Corp.	191,090	6,436
	Arthur J Gallagher & Co.	175,080	5,855
*	Arch Capital Group Ltd.	157,000	5,845
	Discover Financial Services	227,600	5,462
	Capital One Financial Corp.	117,600	4,973
*	CBRE Group Inc. Class A	319,370	4,861
	US Bancorp	115,600	3,127
	Public Storage	20,100	2,703
	Digital Realty Trust Inc.	36,900	2,460
	Franklin Resources Inc.	15,100	1,450
	Aon Corp.	22,000	1,030
			208,555
Health Care (12.2%)
	UnitedHealth Group Inc.	1,706,964	86,509
	Amgen Inc.	1,079,609	69,322
	Shire plc ADR	606,771	63,044
*	Intuitive Surgical Inc.	114,632	53,076
*	Waters Corp.	672,819	49,822
	Abbott Laboratories	835,472	46,979
*	Express Scripts Inc.	926,576	41,409
*	Agilent Technologies Inc.	1,173,226	40,981
*	Watson Pharmaceuticals Inc.	649,345	39,181
	Allergan Inc.	437,782	38,411
	Cooper Cos. Inc.	479,712	33,829
	Bristol-Myers Squibb Co.	907,488	31,980
	Novo Nordisk A/S ADR	274,553	31,645
*	Celgene Corp.	456,437	30,855
	AmerisourceBergen Corp. Class A	762,170	28,345
	Cardinal Health Inc.	686,399	27,875
*	Hologic Inc.	1,557,077	27,264
*	DaVita Inc.	235,700	17,868
*	Vertex Pharmaceuticals Inc.	536,456	17,816

Perrigo Co.	179,300	17,446
* Edwards Lifesciences Corp.	215,759	15,254
* Life Technologies Corp.	361,488	14,065
* Illumina Inc.	460,246	14,028
* Allscripts Healthcare Solutions Inc.	730,100	13,828
* Bruker Corp.	1,060,266	13,168
* ResMed Inc.	511,880	13,002
* Alexion Pharmaceuticals Inc.	159,578	11,410
* Mednax Inc.	149,405	10,759
* Gilead Sciences Inc.	260,051	10,644
* Catalyst Health Solutions Inc.	202,463	10,528
* Biogen Idec Inc.	87,850	9,668
Patterson Cos. Inc.	319,900	9,443
Baxter International Inc.	186,900	9,248
McKesson Corp.	110,900	8,640
* Gen-Probe Inc.	124,955	7,387
* Cerner Corp.	111,654	6,839
* Covance Inc.	138,820	6,347
* SXC Health Solutions Corp.	105,400	5,953
* Medco Health Solutions Inc.	55,500	3,102
* HCA Holdings Inc.	140,700	3,100
Medtronic Inc.	20,599	788
* Charles River Laboratories International Inc.	13,900	380
		991,238
Industrials (11.3%)
Caterpillar Inc.	975,446	88,375
Boeing Co.	1,185,879	86,984
Honeywell International Inc.	962,234	52,297
Parker Hannifin Corp.	682,070	52,008
General Electric Co.	2,769,447	49,601
Precision Castparts Corp.	262,543	43,264
* BE Aerospace Inc.	894,564	34,629
Tyco International Ltd.	682,931	31,900
AMETEK Inc.	718,478	30,248
Joy Global Inc.	392,286	29,410
Cummins Inc.	287,148	25,275
* IHS Inc. Class A	266,205	22,936
Dover Corp.	353,756	20,536
MSC Industrial Direct Co. Inc. Class A	271,416	19,420
Fastenal Co.	429,985	18,752
Waste Connections Inc.	545,600	18,081
Chicago Bridge & Iron Co. NV	434,570	16,427
Union Pacific Corp.	131,000	13,878
* WESCO International Inc.	260,709	13,820
Pentair Inc.	403,980	13,448
Cooper Industries plc	245,860	13,313
^ Progressive Waste Solutions Ltd.	669,080	13,107
JB Hunt Transport Services Inc.	278,745	12,563
* Quanta Services Inc.	557,560	12,010
* Alaska Air Group Inc.	157,507	11,827
* Navistar International Corp.	310,740	11,771
Flowserve Corp.	106,245	10,552
* Corrections Corp. of America	514,759	10,486
* HUB Group Inc. Class A	317,462	10,295
* Hertz Global Holdings Inc.	845,280	9,907
Norfolk Southern Corp.	130,100	9,479
Snap-on Inc.	175,930	8,906

Expeditors International of Washington Inc.	207,180	8,486
Landstar System Inc.	176,745	8,470
* Verisk Analytics Inc. Class A	205,700	8,255
* United Continental Holdings Inc.	394,600	7,446
* Stericycle Inc.	92,245	7,188
* Swift Transportation Co.	863,230	7,113
Lockheed Martin Corp.	86,900	7,030
PACCAR Inc.	180,900	6,778
Pall Corp.	113,192	6,469
* AGCO Corp.	141,100	6,063
Textron Inc.	327,000	6,046
United Parcel Service Inc. Class B	77,400	5,665
UTi Worldwide Inc.	393,781	5,233
Iron Mountain Inc.	129,600	3,992
3M Co.	38,200	3,122
Pitney Bowes Inc.	108,700	2,015
Rockwell Automation Inc.	25,200	1,849
FedEx Corp.	10,500	877
Emerson Electric Co.	13,900	648
* Kansas City Southern	3,900	265
		918,515
Information Technology (35.2%)
* Apple Inc.	930,426	376,823
International Business Machines Corp.	1,448,851	266,415
Cisco Systems Inc.	10,754,267	194,437
Microsoft Corp.	6,292,636	163,357
* Google Inc. Class A	248,768	160,679
* EMC Corp.	6,949,888	149,701
Oracle Corp.	5,703,806	146,303
Altera Corp.	3,151,474	116,920
Qualcomm Inc.	1,898,473	103,846
* Alliance Data Systems Corp.	528,855	54,916
* eBay Inc.	1,723,460	52,273
* QLogic Corp.	3,452,317	51,785
IAC/InterActiveCorp	1,187,362	50,582
* VMware Inc. Class A	606,823	50,482
* NetApp Inc.	1,296,572	47,027
* Red Hat Inc.	1,112,662	45,942
Xilinx Inc.	1,410,472	45,220
* Check Point Software Technologies Ltd.	856,082	44,979
* Baidu Inc. ADR	384,974	44,838
* Autodesk Inc.	1,282,189	38,889
Avago Technologies Ltd.	1,336,678	38,576
* Dell Inc.	2,541,956	37,189
Analog Devices Inc.	983,240	35,180
* Cognizant Technology Solutions Corp. Class A	504,181	32,424
* F5 Networks Inc.	300,719	31,912
* Salesforce.com Inc.	264,099	26,795
* SanDisk Corp.	543,716	26,756
* Citrix Systems Inc.	429,332	26,069
* Riverbed Technology Inc.	970,093	22,797
* VeriFone Systems Inc.	607,981	21,595
Intersil Corp. Class A	2,058,160	21,487
* Rovi Corp.	785,585	19,310
Mastercard Inc. Class A	50,040	18,656
Intuit Inc.	349,000	18,354
* Emulex Corp.	2,665,637	18,286

Fidelity National Information Services Inc.	594,670	15,812
* Symantec Corp.	990,979	15,509
* Trimble Navigation Ltd.	347,265	15,071
* MICROS Systems Inc.	267,703	12,470
* BMC Software Inc.	378,471	12,406
Amphenol Corp. Class A	264,910	12,024
* Polycom Inc.	725,200	11,821
Total System Services Inc.	588,100	11,503
Accenture plc Class A	202,500	10,779
* LinkedIn Corp. Class A	151,123	9,522
ADTRAN Inc.	307,200	9,265
* NeuStar Inc. Class A	267,804	9,151
* Teradata Corp.	184,378	8,944
* Lam Research Corp.	209,870	7,769
* Nuance Communications Inc.	300,695	7,565
Western Union Co.	398,700	7,280
* Ariba Inc.	250,189	7,025
* Fairchild Semiconductor International Inc. Class A	571,072	6,876
FLIR Systems Inc.	271,900	6,817
* Informatica Corp.	182,390	6,736
* Compuware Corp.	749,870	6,239
* NVIDIA Corp.	429,100	5,947
* Electronic Arts Inc.	278,000	5,727
* RF Micro Devices Inc.	1,054,775	5,696
* Western Digital Corp.	182,900	5,661
Motorola Solutions Inc.	117,857	5,456
* Freescale Semiconductor Holdings I Ltd.	428,204	5,417
* JDS Uniphase Corp.	516,200	5,389
Jabil Circuit Inc.	265,363	5,217
Visa Inc. Class A	28,400	2,883
Intel Corp.	99,600	2,415
* Fiserv Inc.	38,300	2,250
* Motorola Mobility Holdings Inc.	45,837	1,778
* Flextronics International Ltd.	56,772	321
		2,865,541
Materials (3.3%)
FMC Corp.	425,739	36,631
Freeport-McMoRan Copper & Gold Inc.	768,895	28,288
CF Industries Holdings Inc.	158,300	22,950
Cliffs Natural Resources Inc.	346,593	21,610
Sherwin-Williams Co.	235,580	21,030
* WR Grace & Co.	442,820	20,334
Rio Tinto plc ADR	409,399	20,028
Teck Resources Ltd. Class B	527,456	18,561
Walter Energy Inc.	265,421	16,074
Monsanto Co.	152,400	10,679
Albemarle Corp.	178,240	9,181
* Crown Holdings Inc.	242,700	8,150
Praxair Inc.	72,380	7,737
PPG Industries Inc.	78,200	6,529
International Paper Co.	198,500	5,876
Allegheny Technologies Inc.	114,642	5,480
Celanese Corp. Class A	109,600	4,852
EI du Pont de Nemours & Co.	28,200	1,291
		265,281

Telecommunication Services (1.0%)
American Tower Corp. Class A			919,814	55,198
* Crown Castle International Corp.			523,900	23,471
* MetroPCS Communications Inc.			371,000	3,220
				81,889
Total Common Stocks (Cost $6,519,421)				7,952,330
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.9%)[1]
Money Market Fund (2.6%)
[3,4] Vanguard Market Liquidity Fund	0.110%		215,121,000	215,121

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (0.2%)
Bank of America Securities, LLC
(Dated 12/30/11, Repurchase Value
$14,500,000, collateralized by Federal
National Mortgage Assn. 0.500%-2.625%,
12/27/13-11/20/14)	0.040%	1/3/12	14,500	14,500

U.S. Government and Agency Obligations (0.1%)
[5,6] Fannie Mae Discount Notes	0.040%	4/16/12	7,000	6,998
[6,7] Federal Home Loan Bank Discount Notes	0.030%	2/8/12	300	300
[6,7] Federal Home Loan Bank Discount Notes	0.025%	3/14/12	200	200
				7,498
Total Temporary Cash Investments (Cost $237,120)				237,119
Total Investments (100.7%) (Cost $6,756,541)				8,189,449
Other Assets and Liabilities-Net (-0.7%)[4]				(56,642)
Net Assets (100%)				8,132,807

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $30,921,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.8% and 1.9%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $31,925,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
6 Securities with a value of $7,498,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

Morgan Growth Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral, however such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,952,330	—	—
Temporary Cash Investments	215,121	21,998	—
Futures Contracts—Assets[1]	67	—	—
Futures Contracts—Liabilities[1]	(454)	—	—
Total	8,167,064	21,998	—
1 Represents variation margin on the last day of the reporting period.

Morgan Growth Fund

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2012	240	75,156	1,408
E-mini S&P 500 Index	March 2012	173	10,835	174
E-mini S&P Midcap 400 Index	March 2012	1	88	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At December 31, 2011, the cost of investment securities for tax purposes was $6,756,541,000.

Net unrealized appreciation of investment securities for tax purposes was $1,432,908,000, consisting of unrealized gains of $1,839,618,000 on securities that had risen in value since their purchase and $406,710,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MORGAN GROWTH FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 21, 2012

VANGUARD MORGAN GROWTH FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see file Number 33-23444, Incorporated by Reference.